Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Transactions And Balances With Related Parties [Abstract]
Schedule of balances with related parties
	December 31, 2019		December 31, 2018
	Key management personnel	Other related parties	Key management personnel	Other related parties

Current liabilities	$208	$-	$511	$629

Schedule of transactions with related parties
	Year ended December 31,
	2019	2018	2017

Research and development expenses	$75	$75	$-

General and administrative expenses	$-	$769	$1

Schedule of benefits to key management personnel
	Year ended December 31,
	2019	2018	2017

Short-term benefits	$948	$1,379	$1,043

Cost of share-based payment	$275	$520	$312